Lease Liabitity (Tables)	6 Months Ended
Jun. 30, 2025
Lease Liabitity [Abstract]
Schedule of Lease Liabitity
LEASE LIABITITY	June 30, 2025		December 31, 2024
	USD	AED	AED
Payable after one year (within 2 years)	43,078	158,184	504,048
Payable within one year	199,697	733,289	876,818
	242,775	891,473	1,380,866

Schedule of Movement in Lease Liability

The movement in lease liability was as follows:

	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	376,053	1,380,866	2,180,163
Lease additions during the period	-	-	183,603
Add: interest accretion	3,984	14,631	46,480
Less: payments made during the period	(137,262)	(504,024)	(1,029,380)
Balance at the end of the period	242,775	891,473	1,380,866

Schedule of Maturity Analysis of the Lease Liability

Maturity analysis of the lease liability as at reporting date was as follows:

	Within	Within
	1 year	2 years	Total
	AED	AED	AED
June 30, 2025
Gross lease liabilities	746,816	158,844	905,660
Less: Future interest	(13,527)	(660)	(14,187)
Net lease liabilities	733,289	158,184	891,473
Amount in USD	199,697	43,078	242,775